Statutory Requirements and Dividend Restrictions - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Deferred tax assets, bermuda economic transition adjustment	$ 90.0
Statutory accounting practices, statutory amount available for dividend payments	$ 360.5	$ 424.4